Employee Benefit Plans (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options
Forfeited or expired, shares	314,250
Shares
Options
Outstanding, shares	5,804,594	5,139,030	4,617,777	3,302,671
Vested, shares	1,643,665	911,493	901,520	643,824
Exercisable, shares	1,500,476	753,562	841,644	522,934
Exercised, shares	(143,189)	(153,556)	(29,251)
Forfeited or expired, shares	(314,250)
Granted, shares	1,123,003	674,809	1,344,357
Restricted stock and restricted stock units
Non Vested, shares	1,997,344	1,883,983	1,556,192	1,287,176
Granted, shares	1,175,353	886,437	832,028
Vested, shares	(1,058,903)	(546,194)	(553,846)
Forfeited or expired, shares	(3,089)	(12,452)	(9,166)
Weighted average exercise price
Options
Outstanding	4.57	5.5	4.93	5.52
Granted	3.64	8.63	3.44
Weighted average remaining term
Options
Weighted average remaining term	4 years 7 months 20 days	4 years 9 months 21 days	5 years 5 months 1 day	5 years 9 months 6 days
Restricted stock and restricted stock units
Weighted average remaining term	2 years 0 months 0 days	1 year 4 months 26 days	1 year 9 months 22 days	2 years 5 months 26 days
Aggregate fair value
Options
Outstanding, value	8,410	9,209	7,981	7,317
Exercised, value	(273)	(216)	(36)
Forfeited or expired, value	(1,610)
Granted, value	1,084	1,444	700
Restricted stock and restricted stock units
Non vested, value	10,899	11,220	5,908	5,653
Granted, value	4,278	7,650	2,862
Vested, value	(4,580)	(2,287)	(2,565)
Forfeited or expired, value	(19)	(51)	(42)